Share Capital - Summary of Options Outstanding (Parenthetical) (Details) - Jul. 31, 2025		$ / shares		$ / shares
Disclosure of classes of share capital [line items]
Exercise price | (per share)		$ 5.66		$ 4.1
Option 7 and 8
Disclosure of classes of share capital [line items]
Exercise price				1.48
Option 8
Disclosure of classes of share capital [line items]
Exercise price	[1]	5.61
Option 9
Disclosure of classes of share capital [line items]
Exercise price | (per share)		$ 2.02	[2]	$ 1.47

[1]	Exercise price of U.S. $1.48. The figure in the table above is translated at the July 31, 2025, rate.
[2]	Exercise price of U.S. $1.47. The figure in the table above is translated at the July 31, 2025, rate.